Leases and Commitments - Total lease expense, under ASC 842, was included in selling, general, and administrative expenses in consolidated statement of operations (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Total lease expense
Operating lease expense - fixed payments	$ 46,402	$ 129,436	$ 276,562
Short term lease expense	15,620	37,552	90,159
Total lease expense	$ 62,022	166,988	366,721
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases		$ 104,817	$ 258,892